Warrants (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 21, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrants [Line Items]
Warrants exercised				791,278	2,254,500
Proceeds from issuance of common stock		$ 1,000	$ 1,000	$ 15,000	$ 248,000
Stock issued during period, shares, new issues	7,140,823			36,570
Warrant [Member]
Warrants [Line Items]
Warrants exercised		20,927
Rights Offering [Member]
Warrants [Line Items]
Warrants exercised					14,879,708
Stock issued during period, shares, new issues					687,793
Common Stock [Member]
Warrants [Line Items]
Proceeds from issuance of common stock		$ 1,000
Stock issued during period, shares, new issues		967